Property and Equipment	12 Months Ended
Nov. 30, 2012
Property and Equipment

NOTE 4 – Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2012		2011

Ships, including ship improvements	$40,774		$39,764
Ships under construction	380		526

	41,154		40,290
Land, buildings and improvements, including leasehold improvements and port facilities	901		898
Computer hardware and software, transportation equipment and other	1,146		1,016

Total property and equipment	43,201		42,204
Less accumulated depreciation and amortization	(11,064)		(10,150)

	$32,137	(a)	$32,054	(a)

(a)	At November 30, 2012 and 2011, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.

Ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. Capitalized interest, substantially all on our ships under construction, amounted to $17 million, $21 million and $26 million in 2012, 2011 and 2010, respectively.

Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses, were $832 million, $830 million and $797 million in 2012, 2011 and 2010, respectively, and are substantially all included in other ship operating expenses.

In February 2012, Costa Allegra suffered fire damage and, accordingly, we decided to withdraw this ship from operations resulting in a $34 million impairment charge, which is included in other ship operating expenses. In addition, during 2012 we incurred $17 million for Costa Allegra incident-related expenses, which are substantially all included in other ship operating expenses. In October 2012, we sold Costa Allegra.

See Note 7 for a discussion of the January 2012 Costa Concordia (“the ship”) incident.

During 2011, we reviewed certain of our ships for impairment since there were indicators of impairment. As a result of these reviews, in August 2011 we included $28 million of estimated impairment charges in other ship operating expenses as a result of the possible sales of Costa Marina, which was sold in November 2011, and Pacific Sun, which was sold in December 2011. We operated Pacific Sun under a bareboat charter agreement until July 2012.

In 2010, we recognized a $44 million gain on the sale of P&O Cruises (UK)’s Artemis as a reduction of other ship operating expenses. We operated Artemis under a bareboat charter agreement until April 2011.